Leases and Restricted Cash - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 153,000,000	$ 0	$ 0
Restricted cash		$ 4,300,000	$ 800,000
Suezmax Tankers
Capital Leased Assets [Line Items]
Actual hull coverage ratio		105.00%
Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 153,000,000
Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel		4
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Minimum hull coverage ratios		90.00%
Period required to maintain 90% hull coverage ratio		3 years
Minimum hull coverage ratios, thereafter		100.00%
Number of capital leases | vessel		4
Commitments under the capital leases		$ 218,100,000
Imputed interest		$ 69,200,000
Capital Lease | Minimum | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt term		6 months
Option to Purchase July 2020-2029 | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel		4
Variable Interest Entity, Primary Beneficiary | Capital Lease
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract	12 years
Variable Interest Entity, Primary Beneficiary | Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel	4